Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 121,304	$ 130,811
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,611	3,846
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,689	4,557
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	42,178	46,087
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,202	3,382
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill		4,315
Denali [member]
Disclosure of information for cash-generating units [line items]
Goodwill	29,542	29,542
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 39,082	$ 39,082